Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 2: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Basis of presentation: The accompanying interim condensed consolidated financial statements are unaudited, but, in the opinion of management, reflect all adjustments for a fair statement of Navios Holdings' consolidated financial positions, statement of stockholders' equity, statements of comprehensive income and cash flows for the periods presented. The results of operations for the interim periods are not necessarily indicative of results for the full year. The footnotes are condensed as permitted by the requirements for interim financial statements and accordingly, do not include information and disclosures required under United States generally accepted accounting principles (“U.S. GAAP”) for complete financial statements. All such adjustments are deemed to be of a normal recurring nature. The December 31, 2013 balance sheet data was derived from audited financial statements, but does not include all disclosures required by U.S. GAAP. These interim financial statements should be read in conjunction with the Company's consolidated financial statements and notes included in Navios Holdings' 2013 annual report filed on Form 20-F with the Securities and Exchange Commission (“SEC”).

For the six month period ended June 30, 2013, the Company has revised its statement of cash flows to appropriately classify the amount of $3,478 from operating cash inflows to investing cash inflows for dividends it received from one of its equity affiliate investees. These dividends represent a return of the investment (investing activity) rather than a return on the investment (operating activity).

(b) Principles of consolidation: The accompanying interim condensed consolidated financial statements include the accounts of Navios Holdings, a Marshall Islands corporation, and its majority owned subsidiaries. All significant intercompany balances and transactions have been eliminated in the consolidated statements.

Subsidiaries: Subsidiaries are those entities in which the Company has an interest of more than one half of the voting rights or otherwise has power to govern the financial and operating policies. The acquisition method of accounting is used to account for the acquisition of subsidiaries. The cost of an acquisition is measured as the fair value of the assets given up, shares issued or liabilities undertaken at the date of acquisition. The excess of the cost of acquisition over the fair value of the net assets acquired and liabilities assumed is recorded as goodwill. All subsidiaries included in the consolidated financial statements are 100% owned, except for Navios Logistics, which is 63.8% owned and Navios Asia, which was 51.0%, until May 2014, when Navios Holdings became the sole shareholder by acquiring the remaining 49.0% noncontrolling interest.

Investments in Affiliates: Affiliates are entities over which the Company generally has between 20% and 50% of the voting rights, or over which the Company has significant influence, but it does not exercise control. Investments in these entities are accounted for under the equity method of accounting. Under this method the Company records an investment in the stock of an affiliate at cost, and adjusts the carrying amount for its share of the earnings or losses of the affiliate subsequent to the date of investment and reports the recognized earnings or losses in income. Dividends received from an affiliate reduce the carrying amount of the investment. The Company recognizes gains and losses in earnings for the issuance of shares by its affiliates, provided that the issuance of shares qualifies as a sale of shares. When the Company's share of losses in an affiliate equals or exceeds its interest in the affiliate, the Company does not recognize further losses, unless the Company has incurred obligations or made payments on behalf of the affiliate.
Affiliates included in the financial statements accounted for under the equity method
In the consolidated financial statements of Navios Holdings, the following entities are included as affiliates and are accounted for under the equity method for such periods: (i) Navios Partners and its subsidiaries (ownership interest as of June 30, 2014 was 20.0%, which includes a 2.0% general partner interest); (ii) Navios Acquisition and its subsidiaries (economic interest as of June 30, 2014 was 46.4%); (iii) Acropolis Chartering and Shipping Inc. (“Acropolis”) (ownership interest as of June 30, 2014 was 50.0%); and (iv) Navios Europe and its subsidiaries (ownership interest as of June 30, 2014 was 47.5%).
           (b)  Recent Accounting Pronouncements:
In April 2014, the FASB issued ASU No. 2014-08 “Presentation of Financial Statements and Property, Plant and Equipment” changing the presentation of discontinued operations on the statements of income and other requirements for reporting discontinued operations. Under the new standard, a disposal of a component or a group of components of an entity is required to be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity's operations and financial results when the component meets the criteria to be classified as held-for-sale or is disposed. The amendments in this update also require additional disclosures about discontinued operations and disposal of an individually significant component of an entity that does not qualify for discontinued operations. The new accounting guidance is effective for interim and annual periods beginning after December 15, 2014. The Company plans to adopt No. ASU 2014-08 effective January 1, 2015.
In May 2014, the FASB issued No. ASU 2014-09 "Revenue from Contracts with Customers" clarifying the method used to determine the timing and requirements for revenue recognition on the statements of comprehensive income. Under the new standard, an entity must identify the performance obligations in a contract, the transaction price and allocate the price to specific performance obligations to recognize the revenue when the obligation is completed. The amendments in this update also require disclosure of sufficient information to allow users to understand the nature, amount, timing and uncertainty of revenue and cash flow arising from contracts. The new accounting guidance is effective for interim and annual periods beginning after December 15, 2016. Early adoption is not permitted. The Company is currently reviewing the effect of ASU No. 2014-09 on its revenue recognition.